Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 65
3 years	214
5 years	377
10 years	$ 852